1
The Gabelli Utility Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 79.7%
ENERGY AND UTILITIES  — 63.2%
Alternative Energy  — 1.3%
3,400 Brookfield Renewable Corp., Cl. A ...... $ 131,954
4,500 Clearway Energy Inc., Cl. C .......... 136,215
7,000 Eos Energy Enterprises Inc.† ......... 98,210
200 Landis+Gyr Group AG .............. 12,962
39,250 NextEra Energy Partners LP .......... 2,957,880
13,000 Ormat Technologies Inc. ............ 865,930
600 Orsted AS(a) .................... 79,327
12,000 Siemens Gamesa Renewable Energy SA† 306,083
400 SolarEdge Technologies Inc.† ......... 106,088
6,000 Vestas Wind Systems A/S ........... 240,654
4,935,303
Diversified Industrial  — 0.8%
2,000 Alstom SA ...................... 76,104
10,700 AZZ Inc. ........................ 569,240
12,000 Bouygues SA .................... 499,017
8,750 General Electric Co. ................ 901,512
300 Sulzer AG ....................... 28,714
27,000 Vantage Towers AG ................ 916,996
2,991,583
Electric Integrated  — 37.2%
23,700 ALLETE Inc. ..................... 1,410,624
80,000 Alliant Energy Corp. ............... 4,478,400
18,150 Ameren Corp. .................... 1,470,150
55,950 American Electric Power Co. Inc. ...... 4,542,021
3,000 Atlantica Sustainable Infrastructure plc .. 103,530
66,000 Avangrid Inc. .................... 3,207,600
30,000 Avista Corp. ..................... 1,173,600
600 Badger Meter Inc. ................. 60,684
33,000 Black Hills Corp. .................. 2,071,080
6,000 CenterPoint Energy Inc. ............. 147,600
83,150 CMS Energy Corp. ................ 4,966,550
46,000 Dominion Energy Inc. .............. 3,358,920
16,900 DTE Energy Co. .................. 1,887,899
72,700 Duke Energy Corp. ................ 7,094,793
66,000 Edison International ............... 3,661,020
6,500 Emera Inc. ...................... 294,363
4,125 Entergy Corp. .................... 409,654
140,500 Evergy Inc. ...................... 8,739,100
120,300 Eversource Energy ................ 9,835,728
100,400 FirstEnergy Corp. ................. 3,576,248
82,000 Hawaiian Electric Industries Inc. ....... 3,348,060
2,600 IDACORP Inc. .................... 268,788
60,000 MGE Energy Inc. .................. 4,410,000
208,100 NextEra Energy Inc. ................ 16,340,012
48,000 NiSource Inc. .................... 1,163,040
72,500 NorthWestern Corp. ............... 4,154,250
184,000 OGE Energy Corp. ................. 6,064,640
75,000 Otter Tail Corp. ................... 4,197,750
Shares
Market
Value
34,000 PG&E Corp.† .................... $ 326,400
1,300 Pinnacle West Capital Corp. .......... 94,068
126,904 PNM Resources Inc. ............... 6,279,210
53,900 Portland General Electric Co. ......... 2,532,761
1,000 PPL Corp. ...................... 27,880
32,100 Public Service Enterprise Group Inc. .... 1,954,890
250 Roper Technologies Inc. ............ 111,532
800 Sempra Energy ................... 101,200
2,900 The Southern Co. ................. 179,713
17,000 Unitil Corp. ...................... 727,260
129,700 WEC Energy Group Inc. ............. 11,439,540
150,000 Xcel Energy Inc. .................. 9,375,000
135,585,558
Electric Transmission and Distribution  — 1.9%
35,000 Consolidated Edison Inc. ............ 2,540,650
66,100 Exelon Corp. ..................... 3,195,274
100,000 Iberdrola SA ..................... 1,005,911
500 The Timken Co. ................... 32,710
6,774,545
Environmental Services  — 0.3%
3,000 Evoqua Water Technologies Corp.† ..... 112,680
2,000 Fluidra SA ...................... 79,810
700 Pentair plc ...................... 50,841
3,000 Suez SA ........................ 68,406
300 Tetra Tech Inc. ................... 44,802
22,000 Veolia Environnement SA ............ 674,299
1,030,838
Equipment and Supplies  — 0.4%
4,000 Capstone Green Energy Corp.† ........ 19,240
500 Danaher Corp. ................... 152,220
26,000 Mueller Industries Inc. .............. 1,068,600
1,800 Rexnord Corp. ................... 115,722
500 Valmont Industries Inc. ............. 117,560
1,473,342
Global Utilities  — 2.3%
8,000 Chubu Electric Power Co. Inc. ........ 94,991
7,595 EDP - Energias de Portugal SA ........ 39,897
116,000 Electric Power Development Co. Ltd. .... 1,685,359
33,000 Endesa SA ...................... 665,889
300,000 Enel SpA ....................... 2,311,256
560,000 Hera SpA ....................... 2,293,718
15,000 Hokkaido Electric Power Co. Inc. ...... 72,106
12,000 Hokuriku Electric Power Co. .......... 65,016
5,000 Huaneng Power International Inc., ADR .. 105,150
35,000 Korea Electric Power Corp., ADR ...... 345,450
20,000 Kyushu Electric Power Co. Inc. ........ 152,567
10,000 Shikoku Electric Power Co. Inc. ....... 69,725
8,000 The Chugoku Electric Power Co. Inc. .... 73,247
25,000 The Kansai Electric Power Co. Inc. ..... 243,834

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
10,000 Tohoku Electric Power Co. Inc. ........ $ 73,858
8,292,063
Merchant Energy  — 1.5%
237,000 The AES Corp.(b) ................. 5,410,710
Natural Gas Integrated  — 4.8%
8,000 DT Midstream Inc. ................ 369,920
85,000 Energy Transfer LP ................ 814,300
105,000 Kinder Morgan Inc. ................ 1,756,650
110,600 National Fuel Gas Co. .............. 5,808,712
150,000 ONEOK Inc. ..................... 8,698,500
17,448,082
Natural Gas Utilities  — 4.9%
25,500 Atmos Energy Corp. ............... 2,249,100
10,000 Chesapeake Utilities Corp. ........... 1,200,500
29,000 Corning Natural Gas Holding Corp. ..... 705,570
14,000 Engie SA ....................... 183,932
70,000 National Grid plc, ADR .............. 4,174,100
30,000 ONE Gas Inc. .................... 1,901,100
18,000 RGC Resources Inc. ............... 407,700
101,200 Southwest Gas Holdings Inc. ......... 6,768,256
5,200 Spire Inc. ....................... 318,136
1,800 UGI Corp. ....................... 76,716
17,985,110
Natural Resources  — 0.8%
55,000 Cameco Corp. .................... 1,195,150
30,000 Compania de Minas Buenaventura SAA,
ADR† ........................ 202,800
24,000 Exxon Mobil Corp. ................ 1,411,680
2,200 Hess Corp. ...................... 171,842
400 Linde plc ....................... 117,352
3,098,824
Oil  — 0.2%
7,000 Devon Energy Corp. ............... 248,570
30,000 Halliburton Co. ................... 648,600
897,170
Services  — 1.3%
24,000 ABB Ltd., ADR ................... 800,640
100,000 Enbridge Inc. .................... 3,980,000
4,780,640
Water  — 5.5%
27,000 American States Water Co. ........... 2,309,040
24,900 American Water Works Co. Inc. ....... 4,209,096
24,200 Artesian Resources Corp., Cl. A ....... 923,714
34,000 California Water Service Group ........ 2,003,620
27,000 Essential Utilities Inc. .............. 1,244,160
Shares
Market
Value
7,700 Middlesex Water Co. ............... $ 791,406
155,000 Severn Trent plc .................. 5,438,376
38,500 SJW Group ..................... 2,543,310
10,000 The York Water Co. ................ 436,800
19,899,522
TOTAL ENERGY AND UTILITIES ...... 230,603,290
COMMUNICATIONS  — 13.2%
Cable and Satellite  — 5.2%
18,000 Altice USA Inc., Cl. A† .............. 372,960
3,000 Charter Communications Inc., Cl. A† .... 2,182,680
20,000 Cogeco Inc. ..................... 1,424,285
68,000 DISH Network Corp., Cl. A† .......... 2,955,280
10,000 EchoStar Corp., Cl. A† .............. 255,100
340,000 ITV plc† ........................ 488,352
60,000 Liberty Global plc, Cl. A† ............ 1,788,000
120,071 Liberty Global plc, Cl. C† ............ 3,537,292
60,000 Liberty Latin America Ltd., Cl. A† ...... 784,800
5,947 Liberty Latin America Ltd., Cl. C† ...... 78,024
16,000 Rogers Communications Inc., Cl. B ..... 746,240
14,000 Shaw Communications Inc., Cl. B ...... 406,979
105,000 Telenet Group Holding NV ........... 4,008,818
19,028,810
Communications Equipment  — 0.1%
10,000 Furukawa Electric Co. Ltd. ........... 220,944
Telecommunications  — 5.9%
50,000 AT&T Inc. ....................... 1,350,500
10,000 BCE Inc., New York ................ 500,600
6,047 BCE Inc., Toronto ................. 302,923
100,000 BT Group plc, Cl. A† ............... 215,315
6,500 Cogeco Communications Inc. ......... 577,641
93,000 Deutsche Telekom AG .............. 1,874,011
60,000 Deutsche Telekom AG, ADR .......... 1,209,000
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 31
135,000 Lumen Technologies Inc. ............ 1,672,650
70,000 Nippon Telegraph & Telephone Corp. .... 1,940,339
142,000 Orange Belgium SA ................ 3,194,312
6,000 Orange SA, ADR .................. 64,980
59,000 Orascom Financial Holding SAE† ...... 931
11,800 Orascom Investment Holding, GDR ..... 307
30,000 Pharol SGPS SA† ................. 3,183
4,000 Proximus SA .................... 79,416
2,000 PT Indosat Tbk† .................. 929
110,000 Sistema PJSC FC, GDR ............. 812,900
1,350 Tele2 AB, Cl. B ................... 20,024
200,000 Telefonica Deutschland Holding AG ..... 569,445
250,000 Telefonica SA, ADR ................ 1,177,500
85,000 Telekom Austria AG ................ 734,510
15,000 Telephone and Data Systems Inc. ...... 292,500

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
1,200 Telesites SAB de CV† ............... $ 1,033
7,000 T-Mobile US Inc.† ................. 894,320
325,000 VEON Ltd., ADR† ................. 676,000
65,000 Verizon Communications Inc. ......... 3,510,650
21,675,950
Wireless Communications  — 2.0%
3,000 America Movil SAB de CV, Cl. L, ADR ... 53,010
12,000 Anterix Inc.† ..................... 728,400
53,000 Millicom International Cellular SA, SDR† . 1,925,809
1,154 Mobile Telesystems PJSC ........... 5,225
7,250 Mobile TeleSystems PJSC, ADR ....... 69,890
2,000 SK Telecom Co. Ltd., ADR† .......... 60,200
400 SmarTone Telecommunications Holdings
Ltd. ......................... 227
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 261,000
42,000 United States Cellular Corp.† ......... 1,339,380
180,000 Vodafone Group plc, ADR ........... 2,781,000
7,224,141
TOTAL COMMUNICATIONS ......... 48,149,845
OTHER  — 3.1%
Agriculture  — 0.0%
3,000 Cadiz Inc.† ...................... 21,120
Diversified Industrial  — 0.3%
25,000 Macquarie Infrastructure Holdings LLC .. 1,014,000
Electronics  — 0.7%
700 Hubbell Inc. ..................... 126,469
3,000 Keysight Technologies Inc.† .......... 492,870
18,000 Sony Group Corp., ADR ............. 1,990,440
2,609,779
Financial Services  — 0.4%
50,000 GAM Holding AG† ................. 91,207
19,000 Kinnevik AB, Cl. A† ................ 746,596
20,000 Kinnevik AB, Cl. B† ................ 706,273
1,544,076
Machinery  — 1.0%
195,000 CNH Industrial NV ................. 3,238,950
500 Flowserve Corp. .................. 17,335
300 Medmix AG† .................... 14,164
7,500 Mueller Water Products Inc., Cl. A ..... 114,150
1,000 Xylem Inc. ...................... 123,680
3,508,279
Specialty Chemicals  — 0.0%
400 Air Products and Chemicals Inc. ....... 102,444
Shares
Market
Value
Transportation  — 0.7%
27,500 GATX Corp. ..................... $ 2,462,900
TOTAL OTHER ................. 11,262,598
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.2%
Electric Integrated  — 0.2%
20,000 NRG Energy Inc. .................. 816,600
TOTAL COMMON STOCKS ......... 290,832,333
MANDATORY CONVERTIBLE SECURITIES(c)  — 0.8%
ENERGY AND UTILITIES  — 0.8%
Natural Gas Utilities  — 0.8%
4,203 Corning Natural Gas Holding Corp., Ser. B,
4.800%, 09/30/26 ............... 120,542
55,400 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 2,673,050
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 2,793,592
RIGHTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Environmental Services  — 0.0%
30,000 Veolia Environnement SA, expire
10/08/21† ..................... 24,951
WARRANTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Services  — 0.0%
1,425 Weatherford International plc, expire
12/13/23† ..................... 499
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 19.5%
$ 71,181,000 U.S. Treasury Bills,
0.024% to 0.060%††, 10/14/21 to
03/24/22 ...................... 71,176,847
TOTAL INVESTMENTS — 100.0% ....
(Cost $313,798,706) ............. $ 364,828,222

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2021, $2,853,750 of the principal amount was pledged as collateral for current or potential holdings.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt